Quarterly Holdings Report
for
Fidelity® Series Stock Selector Large Cap Value Fund
October 31, 2021
LDT-NPRT3-1221
1.950977.108
Common Stocks - 96.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.6%
Diversified Telecommunication Services - 2.4%
AT&T, Inc.	2,507,436	63,337,833
Liberty Global PLC Class C (a)	786,678	22,687,794
Verizon Communications, Inc.	3,626,893	192,189,060
		278,214,687
Entertainment - 1.9%
Cinemark Holdings, Inc. (a)(b)	1,266,987	23,819,356
The Walt Disney Co. (a)	1,166,555	197,229,454
		221,048,810
Interactive Media & Services - 1.8%
Alphabet, Inc. Class A (a)	56,559	167,466,674
Meta Platforms, Inc. Class A (a)	141,686	45,845,339
		213,312,013
Media - 1.5%
Cogeco Communications, Inc.	439,100	37,711,651
Comcast Corp. Class A	1,059,095	54,469,256
Omnicom Group, Inc.	1,179,100	80,273,128
		172,454,035
TOTAL COMMUNICATION SERVICES		885,029,545
CONSUMER DISCRETIONARY - 5.5%
Auto Components - 0.9%
Aptiv PLC (a)	579,600	100,207,044
Hotels, Restaurants & Leisure - 1.2%
Las Vegas Sands Corp. (a)	1,501,600	58,277,096
Marriott International, Inc. Class A (a)	516,800	82,698,336
		140,975,432
Household Durables - 0.6%
Lennar Corp. Class A	714,400	71,389,992
Internet & Direct Marketing Retail - 0.6%
eBay, Inc.	897,300	68,840,856
Specialty Retail - 2.2%
Best Buy Co., Inc.	797,700	97,510,848
Burlington Stores, Inc. (a)	258,990	71,556,347
Ulta Beauty, Inc. (a)	230,860	84,808,730
		253,875,925
TOTAL CONSUMER DISCRETIONARY		635,289,249
CONSUMER STAPLES - 6.8%
Beverages - 1.7%
Constellation Brands, Inc. Class A (sub. vtg.)	157,400	34,125,894
Diageo PLC	182,423	9,075,852
Keurig Dr. Pepper, Inc.	984,800	35,541,432
Monster Beverage Corp. (a)	250,200	21,267,000
PepsiCo, Inc.	96,200	15,545,920
The Coca-Cola Co.	1,364,200	76,899,954
		192,456,052
Food & Staples Retailing - 1.0%
Albertsons Companies, Inc. (b)	71,100	2,200,545
U.S. Foods Holding Corp. (a)	101,600	3,522,472
Walmart, Inc.	725,371	108,384,935
		114,107,952
Food Products - 0.9%
Darling Ingredients, Inc. (a)	291,700	24,654,484
McCormick & Co., Inc. (non-vtg.)	57,700	4,629,271
Mondelez International, Inc.	1,318,052	80,058,478
		109,342,233
Household Products - 2.2%
Colgate-Palmolive Co.	52,100	3,969,499
Kimberly-Clark Corp.	182,000	23,567,180
Procter & Gamble Co.	1,606,672	229,738,029
		257,274,708
Tobacco - 1.0%
Altria Group, Inc.	1,237,800	54,599,358
Philip Morris International, Inc.	626,400	59,219,856
		113,819,214
TOTAL CONSUMER STAPLES		787,000,159
ENERGY - 5.2%
Oil, Gas & Consumable Fuels - 5.2%
Canadian Natural Resources Ltd.	1,991,300	84,633,468
Cenovus Energy, Inc. (Canada)	8,639,447	103,315,947
Cheniere Energy, Inc.	962,000	99,470,800
Exxon Mobil Corp.	3,424,700	220,790,409
Hess Corp.	1,181,100	97,523,427
		605,734,051
FINANCIALS - 21.1%
Banks - 8.9%
Bank of America Corp.	6,022,950	287,776,551
Citizens Financial Group, Inc.	989,858	46,899,472
Comerica, Inc.	447,819	38,104,919
First Horizon National Corp.	1,623,682	27,553,884
JPMorgan Chase & Co.	950,303	161,446,977
PNC Financial Services Group, Inc.	643,362	135,768,683
Societe Generale Series A	1,170,771	39,108,380
Wells Fargo & Co.	5,750,743	294,208,012
		1,030,866,878
Capital Markets - 5.8%
Bank of New York Mellon Corp.	3,480,481	206,044,475
BlackRock, Inc. Class A	148,062	139,690,575
Cboe Global Markets, Inc.	305,640	40,326,142
Intercontinental Exchange, Inc.	1,222,275	169,236,197
Morgan Stanley	1,213,522	124,725,791
		680,023,180
Consumer Finance - 2.4%
American Express Co.	389,897	67,756,301
Capital One Financial Corp.	1,411,416	213,166,158
		280,922,459
Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc. Class B (a)	339,934	97,564,457
Voya Financial, Inc.	305,802	21,335,806
		118,900,263
Insurance - 3.0%
American International Group, Inc.	646,440	38,198,140
Hartford Financial Services Group, Inc.	1,449,679	105,725,089
The Travelers Companies, Inc.	1,274,830	205,094,650
		349,017,879
TOTAL FINANCIALS		2,459,730,659
HEALTH CARE - 17.0%
Biotechnology - 0.1%
Biogen, Inc. (a)	62,600	16,694,168
Health Care Equipment & Supplies - 3.6%
Abbott Laboratories	649,400	83,701,166
Baxter International, Inc.	240,800	19,013,568
Boston Scientific Corp. (a)	1,675,800	72,277,254
Danaher Corp.	411,000	128,137,470
Stryker Corp.	179,500	47,759,565
Teleflex, Inc.	205,500	73,351,170
		424,240,193
Health Care Providers & Services - 5.7%
Centene Corp. (a)	814,900	58,053,476
Cigna Corp.	178,100	38,043,941
CVS Health Corp.	546,536	48,794,734
HCA Holdings, Inc.	79,000	19,786,340
Humana, Inc.	207,800	96,244,648
McKesson Corp.	355,100	73,818,188
Molina Healthcare, Inc. (a)	98,000	28,980,560
UnitedHealth Group, Inc.	643,900	296,496,633
		660,218,520
Life Sciences Tools & Services - 4.1%
Bio-Rad Laboratories, Inc. Class A (a)	143,500	114,036,580
IQVIA Holdings, Inc. (a)	342,100	89,431,782
Syneos Health, Inc. (a)	184,000	17,174,560
Thermo Fisher Scientific, Inc.	406,600	257,406,262
		478,049,184
Pharmaceuticals - 3.5%
Bristol-Myers Squibb Co.	1,360,600	79,459,040
Johnson & Johnson	1,345,006	219,074,577
Merck & Co., Inc.	1,199,100	105,580,755
		404,114,372
TOTAL HEALTH CARE		1,983,316,437
INDUSTRIALS - 10.9%
Aerospace & Defense - 4.4%
General Dynamics Corp.	440,872	89,386,798
Lockheed Martin Corp.	69,700	23,162,704
Northrop Grumman Corp.	273,640	97,749,681
Raytheon Technologies Corp.	1,658,059	147,335,123
The Boeing Co. (a)	777,516	160,969,137
		518,603,443
Air Freight & Logistics - 0.4%
FedEx Corp.	178,198	41,970,975
Construction & Engineering - 0.7%
AECOM (a)	1,195,459	81,733,532
Electrical Equipment - 0.8%
Sensata Technologies, Inc. PLC (a)	1,655,489	91,217,444
Industrial Conglomerates - 1.3%
General Electric Co.	1,325,995	139,057,096
Honeywell International, Inc.	64,721	14,149,305
		153,206,401
Machinery - 0.4%
Caterpillar, Inc.	227,276	46,366,577
Marine - 0.4%
Kirby Corp. (a)	878,206	46,026,776
Professional Services - 1.4%
Nielsen Holdings PLC	7,895,777	159,889,484
Road & Rail - 0.7%
Norfolk Southern Corp.	280,492	82,198,181
Trading Companies & Distributors - 0.4%
Univar, Inc. (a)	1,693,800	43,327,404
TOTAL INDUSTRIALS		1,264,540,217
INFORMATION TECHNOLOGY - 9.4%
Communications Equipment - 1.8%
Cisco Systems, Inc.	3,506,729	196,271,622
F5 Networks, Inc. (a)	79,380	16,761,087
		213,032,709
Electronic Equipment & Components - 0.6%
Vontier Corp.	1,841,618	62,301,937
IT Services - 4.7%
Amdocs Ltd.	2,115,509	164,671,221
Fidelity National Information Services, Inc.	891,100	98,680,414
Fiserv, Inc. (a)	752,941	74,157,159
FleetCor Technologies, Inc. (a)	190,000	47,007,900
GoDaddy, Inc. (a)	1,061,325	73,411,850
IBM Corp.	735,278	91,983,278
		549,911,822
Semiconductors & Semiconductor Equipment - 0.7%
Intel Corp.	746,072	36,557,528
Microchip Technology, Inc.	640,800	47,476,872
		84,034,400
Software - 1.6%
Check Point Software Technologies Ltd. (a)	609,489	72,894,884
NCR Corp. (a)	841,663	33,279,355
SS&C Technologies Holdings, Inc.	1,040,893	82,719,767
		188,894,006
TOTAL INFORMATION TECHNOLOGY		1,098,174,874
MATERIALS - 3.2%
Chemicals - 1.6%
Huntsman Corp.	1,673,400	54,519,372
Olin Corp.	1,723,351	98,196,540
The Chemours Co. LLC	1,049,700	29,412,594
		182,128,506
Construction Materials - 0.3%
Eagle Materials, Inc.	245,500	36,422,380
Containers & Packaging - 0.3%
O-I Glass, Inc. (a)	2,915,165	38,042,903
Metals & Mining - 1.0%
Freeport-McMoRan, Inc.	1,541,500	58,145,380
Newmont Corp.	1,061,000	57,294,000
		115,439,380
TOTAL MATERIALS		372,033,169
REAL ESTATE - 4.7%
Equity Real Estate Investment Trusts (REITs) - 4.1%
Digital Realty Trust, Inc.	88,700	13,997,747
Douglas Emmett, Inc.	1,133,600	37,046,048
Equity Lifestyle Properties, Inc.	692,900	58,556,979
Invitation Homes, Inc.	2,382,700	98,286,375
Mid-America Apartment Communities, Inc.	523,100	106,822,251
Prologis (REIT), Inc.	805,863	116,817,900
Welltower, Inc.	575,600	46,278,240
		477,805,540
Real Estate Management & Development - 0.6%
Cushman & Wakefield PLC (a)	3,686,100	67,787,379
TOTAL REAL ESTATE		545,592,919
UTILITIES - 4.7%
Electric Utilities - 2.8%
Edison International	1,136,800	71,538,824
Exelon Corp.	1,531,300	81,449,847
FirstEnergy Corp.	1,261,500	48,605,595
PG&E Corp. (a)	5,571,048	64,624,157
Southern Co.	1,059,600	66,034,272
		332,252,695
Independent Power and Renewable Electricity Producers - 0.8%
The AES Corp.	2,207,200	55,466,936
Vistra Corp.	1,998,833	39,157,138
		94,624,074
Multi-Utilities - 1.1%
CenterPoint Energy, Inc.	2,126,000	55,361,040
Sempra Energy	538,200	68,690,466
		124,051,506
TOTAL UTILITIES		550,928,275
TOTAL COMMON STOCKS (Cost $8,285,524,658)		11,187,369,554

Money Market Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (c)	120,310,920	120,334,982
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	25,959,254	25,961,850
TOTAL MONEY MARKET FUNDS (Cost $146,295,971)		146,296,832

Equity Funds - 2.7%
	Shares	Value ($)
Domestic Equity Funds - 2.7%
iShares Russell 1000 Value Index ETF (Cost $311,479,779)	1,920,600	316,015,522

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $8,743,300,408)	11,649,681,908
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(14,806,292)
NET ASSETS - 100.0%	11,634,875,616

Security Type Abbreviations
ETF	-	Exchange-Traded Fund

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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